Taxation - Disclosure of Movement in Net Deferred Tax Liabiilty (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Oct. 01, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R 1,383	R 1,906
Expense/(credit) per income statement	(353)	714
Deferred tax assets recognised as of acquisition date	0		R 55
Tax directly charged to other comprehensive income	(170)	782
Deferred tax assets	203	272
Deferred tax liabilities	1,586	2,178
Reconciliation of changes in deferred tax liability (asset)
Balance at beginning of year	1,906	465
Expense/(credit) per income statement	(353)	714
Tax directly charged to other comprehensive income	(170)	782
Balance at end of year	1,383	1,906
Deferred tax assets	(203)	(272)
Deferred tax liabilities	1,586	2,178
Deferred tax assets recognised as of acquisition date	0		R (55)
Temporary Differences Excluding Hedge Accounted Derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	(386)	55
Unredeemed capital expenditure2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,863	3,540
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	(3,863)	(3,540)
Temp differences related to hedge accounted derivatives [Member] | Derivative Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to origination and reversal of temporary differences	(170)	782
Hidden Valley | Unredeemed capital expenditure2
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,521	3,157
Reconciliation of changes in deferred tax liability (asset)
Deferred tax assets	R (3,521)	R (3,157)